Basis of presentation (Policies)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of IFRS compliance
The Consolidated Financial Statements, together with the notes thereto, of FCA as of and for the year ended December 31, 2019 were authorized for issuance by the Board of Directors on February 25, 2020 and have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), as well as IFRS as adopted by the European Union. There is no effect on these consolidated financial statements resulting from differences between IFRS as issued by the IASB and IFRS as adopted by the European Union. The designation “IFRS” includes International Accounting Standards (“IAS”) as well as all interpretations of the IFRS Interpretations Committee (“IFRIC”).

Basis of presentation
Basis of preparation
The Consolidated Financial Statements are prepared under the historical cost method, modified for the measurement of certain financial instruments as required, as well as on a going concern basis. In this respect, the Group’s assessment is that no material uncertainties (as defined in IAS 1 - Presentation of Financial Statements) exist about its ability to continue as a going concern.
For presentation of the Consolidated Income Statement, the Group uses a classification based on the function of expenses rather than based on their nature as it is more representative of the format used for internal reporting and management purposes and is consistent with international practice in the automotive sector.

Subsidiaries
Subsidiaries
Subsidiaries are entities over which the Group has control. Control is achieved when the Group has power over the investee, when it is exposed to, or has rights to, variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries are consolidated on a line by line basis from the date which control is achieved by the Group. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
The Group recognizes a non-controlling interest in the acquiree on a transaction-by-transaction basis, either at fair value or at the non-controlling interest’s share of the recognized amounts of the acquiree’s identifiable net assets. Net profit or loss and each component of Other comprehensive income/(loss) are attributed to Equity attributable to owners of the parent and to Non-controlling interests. Total comprehensive income/(loss) of subsidiaries is attributed to Equity attributable to the owners of the parent and to the non-controlling interest even if this results in a deficit balance in Non-controlling interests.
Changes in the Group’s ownership interests in a subsidiary that do not result in the Group losing control over the subsidiary are accounted for as equity transactions. The carrying amounts of Equity attributable to owners of the parent and Non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the carrying amount of the non-controlling interests and the fair value of the consideration paid or received in the transaction is recognized directly in Equity attributable to the owners of the parent.
Subsidiaries are deconsolidated from the date on which control ceases. When the Group ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiary at their carrying amounts, derecognizes the carrying amount of non-controlling interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then remeasured to its fair value.
All intra-group balances and transactions, and any unrealized gains and losses arising from intra-group transactions, are eliminated in preparing the Consolidated Financial Statements.

Interest in joint ventures and associates
Interests in Joint Ventures and Associates
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not have control or joint control over those policies.
Joint ventures and associates are accounted for using the equity method of accounting from the date joint control or significant influence is obtained. On acquisition, any excess of the investment over the share of the net fair value of the investee's identifiable assets and liabilities is recognized as goodwill and is included in the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the Group’s share of the investee’s profit/(loss) in the acquisition period.
Under the equity method, investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit/(loss) and other comprehensive income/(loss) of the investee. The Group’s share of the investee’s profit/(loss) is recognized in the Consolidated Income Statement. Distributions received from an investee reduce the carrying amount of the investment. Post-acquisition movements in Other comprehensive income/(loss) are recognized in Other comprehensive income/(loss) with a corresponding adjustment to the carrying amount of the investment.
Unrealized gains arising on transactions between the Group and its joint ventures and associates are eliminated to the extent of the Group’s interest in the joint venture or associate. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.
When the Group’s share of the losses of a joint venture or associate exceeds the Group’s interest in that joint venture or associate, the Group discontinues recognizing its share of further losses. Additional losses are provided for and a liability is recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture or associate.
The Group discontinues the use of the equity method from the date the investment ceases to be an associate or a joint venture, or when it is classified as available-for-sale.

Interests in joint operations
Interests in Joint Operations
A joint operation is a type of joint arrangement whereby the parties that have joint control have rights to the assets and obligations for the liabilities relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
When the Group undertakes its activities under joint operations, it recognizes its related interest in the joint operation including: (i) its assets, including its share of any assets held jointly, (ii) its liabilities, including its share of any liabilities incurred jointly, (iii) its revenue from the sale of its share of the output arising from the joint operation, (iv) its share of the revenue from the sale of the output by the joint operation and (v) its expenses, including its share of any expenses incurred jointly.

Assets held for sale, Assets held for distribution and Discontinued Operations
Assets held for sale, Assets held for distribution and Discontinued Operations
Pursuant to IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations, non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the asset or disposal group is available for immediate sale in its present condition, subject only to terms that are usual and customary for sales of such an asset or disposal group, and the sale is highly probable, with the sale expected to be completed within one year from the date of classification.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell and are presented separately in the Consolidated Statement of Financial Position. Non-current assets and disposal groups are not classified as held for sale within the comparative period presented for the Consolidated Statement of Financial Position.
A discontinued operation is a component of the Group that either has been disposed of or is classified as held for sale and (i) represents either a separate major line of business or a geographical area of operations, (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or (iii) is a subsidiary acquired exclusively with a view to resell and the disposal involves loss of control.
Classification as a discontinued operation occurs upon disposal or, if earlier, when the asset or disposal group meets the criteria to be classified as held for sale. When the asset or disposal group is classified as a discontinued operation, the comparative information is reclassified within the Consolidated Income Statement and the Consolidated Statement of Cash Flows as if the asset or disposal group had been discontinued from the start of the earliest comparative period presented. In addition, when an asset or disposal group is classified as held for sale, depreciation and amortization cease.
The classification, presentation and measurement requirements of IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations outlined above also apply to an asset or disposal group that is classified as held for distribution to owners, whereby there must be commitment to the distribution, the asset or disposal group must be available for immediate distribution and the distribution must be highly probable.

Functional currency
Foreign currency
The functional currency of the Group’s entities is the currency used in their respective primary economic environments. In individual companies, transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the date of the Consolidated Statement of Financial Position. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those initially recorded, are recognized in the Consolidated Income Statement.
All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates as at the date of the Consolidated Statement of Financial Position. Income and expenses are translated into Euro at the average exchange rate for the period. Translation differences arising from the application of this method are classified within Other comprehensive income/(loss) until the disposal of the subsidiary. Average exchange rates for the period are used in preparing the Consolidated Statement of Cash Flows to translate the cash flows of foreign subsidiaries.

Foreign currency translation
Foreign currency
The functional currency of the Group’s entities is the currency used in their respective primary economic environments. In individual companies, transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the date of the Consolidated Statement of Financial Position. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those initially recorded, are recognized in the Consolidated Income Statement.
All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates as at the date of the Consolidated Statement of Financial Position. Income and expenses are translated into Euro at the average exchange rate for the period. Translation differences arising from the application of this method are classified within Other comprehensive income/(loss) until the disposal of the subsidiary. Average exchange rates for the period are used in preparing the Consolidated Statement of Cash Flows to translate the cash flows of foreign subsidiaries.
The principal exchange rates used to translate other currencies into Euro were as follows:

	2019		2018		2017
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar (U.S.$)	1.119	1.123	1.181	1.145	1.130	1.199
Brazilian Real (BRL)	4.413	4.516	4.308	4.444	3.605	3.973
Chinese Renminbi (CNY)	7.735	7.821	7.808	7.875	7.629	7.804
Canadian Dollar (CAD)	1.485	1.460	1.529	1.561	1.465	1.504
Mexican Peso (MXN)	21.557	21.220	22.705	22.492	21.329	23.661
Polish Zloty (PLN)	4.298	4.257	4.261	4.301	4.257	4.177
Argentine Peso (ARS)(1)	67.258	67.258	43.074	43.074	18.683	22.595
Pound Sterling (GBP)	0.878	0.851	0.885	0.895	0.877	0.887
Swiss Franc (CHF)	1.112	1.085	1.155	1.127	1.112	1.170
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(1) From July 1, 2018, Argentina’s economy was considered to be hyperinflationary. Transactions after July 1, 2018 for entities with the Argentinian Peso as the functional currency were translated using the spot rate at the end of the period.

Intangible assets
Intangible assets
Goodwill
Goodwill represents the excess of the fair value of consideration paid in a business combination over the fair value of net tangible and identifiable intangible assets acquired. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.
Intangible assets with indefinite useful lives
Intangible assets with indefinite useful lives consist principally of brands which have no legal, contractual, competitive, economic or other factors that limit their useful lives. Intangible assets with indefinite useful lives are not amortized but are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the asset may be impaired.
Development expenditures
Development expenditures for vehicle production and related components, engines and production systems are recognized as an asset if both of the following conditions within IAS 38 – Intangible assets are met: (i) that development expenditure can be measured reliably and (ii) that the technical feasibility of the product, projected volumes and pricing support the view that the development expenditure will generate future economic benefits. Capitalized development expenditures include all direct and indirect costs that may be directly attributed to the development process. All other development expenditures are expensed as incurred.
Capitalized development expenditures are amortized on a straight-line basis from when the related asset is available for use, generally from the beginning of production, over the expected life cycle of the models (generally 5-6 years) or powertrains (generally 10-12 years) developed.

Property, plant and equipment
Property, plant and equipment
Cost
Property, plant and equipment is initially recognized at cost and includes the purchase price, any costs directly attributable to bringing the assets to the location and condition necessary to be capable of operating in the manner intended by management and any initial estimate of the costs of dismantling and removing the asset and restoring the site on which it is located. Self-constructed assets are initially recognized at production cost. Subsequent expenditures and the cost of replacing parts of an asset are capitalized only if they increase the future economic benefits embodied in that asset. All other expenditures are expensed as incurred. When such replacement costs are capitalized, the carrying amount of the parts that are replaced is expensed to the Consolidated Income Statement.
Refer to New standards and amendments effective January 1, 2019 below for additional information on the adoption of IFRS 16 - Leases (“IFRS 16”), including the impact on finance and operating leases which had been previously recognized in accordance with IAS 17 - Leases (“IAS 17”).
Depreciation
During the years ended December 31, 2019, 2018 and 2017, assets depreciated on a straight-line basis over their estimated useful lives used the following depreciation rates:

Depreciation rates
Buildings	3% - 10%
Plant, machinery and equipment	3% - 33%
Other assets	5% - 33%

Borrowing costs
Borrowing Costs
Borrowing costs that are directly attributable to the acquisition, construction or production of property, plant or equipment or an intangible asset that is deemed to be a qualifying asset as defined in IAS 23 - Borrowing Costs are capitalized. The amount of borrowing costs eligible for capitalization corresponds to the actual borrowing costs incurred during the period, less any investment income on the temporary investment of any borrowed funds not yet used.

Impairment of long-lived assets
Impairment of long-lived assets
Annually, or more frequently if facts or circumstances indicate otherwise, the Group assesses whether there is any indication that its finite-lived intangible assets (including capitalized development expenditures) and its property, plant and equipment may be impaired.
If indications of impairment are present, the carrying amount of the asset is reduced to its recoverable amount which is the higher of fair value less costs of disposal and its value in use. The recoverable amount is determined for the individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the asset is tested as part of the cash-generating unit (“CGU”) to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. In assessing the value in use of an asset or CGU, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the recoverable amount is lower than the carrying amount.
When an impairment loss for assets no longer exists or has decreased, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount but not in excess of the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized in the Consolidated Income Statement.

Financial assets and liabilities
Financial assets and liabilities
Financial assets primarily include trade receivables, receivables from financing activities, investments in other companies, derivative financial instruments, cash and cash equivalents, and debt securities that represent temporary investments of available funds and do not satisfy the requirements for being classified as cash equivalents.
Financial liabilities primarily consist of debt, derivative financial instruments, trade payables and other liabilities.
Receivables from dealer financing activities are typically generated by sales of vehicles and are generally managed under dealer network financing programs as a component of the portfolio of the Group's financial services companies. These receivables are interest bearing with the exception of an initial, limited, non-interest bearing period. The contractual terms governing the relationships with the dealer networks vary according to market and payment terms, which range from two to twelve months.
Classification and measurement
The classification of a financial asset is dependent on the Group’s business model for managing such financial assets and their contractual cash flows. The Group considers whether the contractual cash flows represent solely payments of principal and interest that are consistent with a basic lending arrangement. Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related financial assets are classified and measured at fair value through profit or loss (“FVPL”).

Financial asset cash flow business model	Initial measurement(1)	Measurement category(3)
Solely to collect the contractual cash flows (Held to Collect)	Fair Value including transaction costs	Amortized Cost(2)
Collect both the contractual cash flows and generate cash flows arising from the sale of assets (Held to Collect and Sell)	Fair Value including transaction costs	Fair value through other comprehensive income (“FVOCI”)
Generate cash flows primarily from the sale of assets (Held to Sell)	Fair Value	FVPL
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(1) A trade receivable without a significant financing component, as defined by IFRS 15, is initially measured at the transaction price.
(2) Receivables with maturities of over one year, which bear no interest or have an interest rate significantly lower than market rates are discounted using market rates.
(3) On initial recognition, the Group may irrevocably designate a financial asset at FVPL that otherwise meets the requirements to be measured at amortized cost or at FVOCI if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Factors considered by the Group in determining the business model for a group of financial assets include:

•	past experience on how the cash flows for these assets were collected;

•	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and future sales activity expectations;

•	how the asset’s performance is evaluated and reported to key management personnel; and

•	how risks are assessed and managed and how management is compensated.
Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
Cash and cash equivalents include cash at banks, units in money market funds and other money market securities, commercial paper and certificate of deposits that are readily convertible into cash, with original maturities of three months or less at the date of purchase. Cash and cash equivalents are subject to an insignificant risk of changes in value and consist of balances across various primary national and international money market instruments. Money market funds consist of investments in high quality, short-term, diversified financial instruments that can generally be liquidated on demand and are measured at FVPL. Cash at banks and Other cash equivalents are measured at amortized cost.
Investments in other companies are measured at fair value. Equity investments for which there is no quoted market price in an active market and there is insufficient financial information in order to determine fair value may be measured at cost as an estimate of fair value, as permitted by IFRS 9 - Financial Instruments (“IFRS 9”). The Group may irrevocably elect to present subsequent changes in the investment’s fair value in Other comprehensive income (“OCI”) upon the initial recognition of an equity investment that is not held to sell. This election is made on an investment-by-investment basis. Generally, any dividends from these investments are recognized in Other income from investments within Result from investments when the Group’s right to receive payment is established. Other net gains and losses are recognized in OCI and will not be reclassified to the Consolidated Income Statement in subsequent periods. Impairment losses (and the reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value in OCI.
Impairment of financial assets
The Group’s credit risk differs in relation to the type of activity. In particular, receivables from financing activities, such as dealer and retail financing that are carried out through the Group’s financial services companies, are exposed both to the direct risk of default and the deterioration of the creditworthiness of the counterparty, whereas trade receivables arising from the sale of vehicles and spare parts, are mostly exposed to the direct risk of counterparty default. These risks are mitigated by different kinds of securities received and the fact that collection exposure is spread across a large number of counterparties.
The IFRS 9 impairment requirements are based on a forward-looking expected credit loss (“ECL”) model. ECL is a probability-weighted estimate of the present value of cash shortfalls.
The calculation of the amount of ECL is based on the risk of default by the counterparty, which is determined by taking into account the information available at the end of each reporting period as to the counterparty’s solvency, the fair value of any guarantees and the Group’s historical experience. The Group considers a financial asset to be in default when: (i) the borrower is unlikely to pay its obligations in full and without consideration of compensating guarantees or collateral (if any exist); or (ii) the financial asset is more than 90 days past due.
The Group applies two impairment models for financial assets as set out in IFRS 9: the simplified approach and the general approach. The table below indicates the impairment model used for each of our financial asset categories. Impairment losses on financial assets are recognized in the Consolidated Income Statement within the corresponding line items, based on the classification of the counterparty.

Financial asset	IFRS 9 impairment model
Trade receivables	Simplified approach
Receivables from financing activities	General approach
Other receivables	General approach
In order to test for impairment, individually significant receivables and receivables for which collectability is at risk are assessed individually, while all other receivables are grouped into homogeneous risk categories based on shared risk characteristics such as instrument type, industry or geographical location of the counterparty.
The simplified approach for determining the lifetime ECL allowance is performed in two steps:

•	All trade receivables that are in default, as defined above, are individually assessed for impairment; and

•	A general reserve is recognized for all other trade receivables (including those not past due) based on historical loss rates.
The Group applies the general approach as determined by IFRS 9 by assessing at each reporting date whether there has been a significant increase in credit risk on the financial instrument since initial recognition. The Group considers receivables to have experienced a significant increase in credit risk when certain quantitative or qualitative indicators have been met or the borrower is more than 30 days past due on its contractual payments.
The “three-stages” for determining and measuring the impairment based on changes in credit quality since initial recognition are summarized below:

Stage	Description	Time period for measurement of ECL
Stage 1	A financial instrument that is not credit-impaired on initial recognition	12-month ECL
Stage 2	A financial instrument with a significant increase in credit risk since initial recognition	Lifetime ECL
Stage 3	A financial instrument that is credit-impaired or has defaulted	Lifetime ECL
Considering forward-looking economic information, ECL is determined by projecting the probability of default, exposure at default and loss given default for each future contractual period and for each individual exposure or collective portfolio. The discount rate used in the ECL calculation is the stated effective interest rate or an approximation thereof. Each reporting period, the assumptions underlying the ECL calculation are reviewed and updated as necessary. Since adoption, there have been no significant changes in estimation techniques or significant assumptions that led to material changes in the ECL allowance.
The gross carrying amount of a financial asset is written-off to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that a debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities.
Derivative financial instruments
Derivative financial instruments are used for economic hedging purposes in order to reduce currency, interest rate and market price risks (primarily related to commodities). In accordance with IFRS 9, derivative financial instruments are recognized on the basis of the settlement date and, upon initial recognition, are measured at fair value less (in case a financial asset is not measured at FVPL) transaction costs that are directly attributable to the acquisition of the financial assets. Subsequent to initial recognition, all derivative financial instruments are measured at fair value. Furthermore, derivative financial instruments qualify for hedge accounting when (i) there is formal designation and documentation of the hedging relationship and the Group’s risk management objective and strategy for undertaking the hedge at inception of the hedge and (ii) the hedge is expected to be effective.
When derivative financial instruments qualify for hedge accounting, the following accounting treatments apply:

•
Fair value hedges - where a derivative financial instrument is designated as a hedge of the exposure to changes in fair value of a recognized asset or liability attributable to a particular risk that could affect the Consolidated Income Statement, the gain or loss from remeasuring the hedging instrument at fair value is recognized in the Consolidated Income Statement. The gain or loss on the hedged item attributable to the hedged risk adjusts the carrying amount of the hedged item and is recognized in the Consolidated Income Statement.

•
Cash flow hedges - where a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows of a recognized asset or liability or a highly probable forecasted transaction and could affect the Consolidated Income Statement, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in Other comprehensive income/(loss). When the hedged forecasted transaction results in the recognition of a non-financial asset, the gains and losses previously deferred in Other comprehensive income/(loss) are reclassified and included in the initial measurement of the cost of the non-financial asset. The effective portion of any gain or loss is recognized in the Consolidated Income Statement at the same time as the economic effect arising from the hedged item that affects the Consolidated Income Statement. The gain or loss associated with a hedge or part of a hedge that has become ineffective is recognized in the Consolidated Income Statement immediately.

When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss realized to the point of termination remains and is recognized in the Consolidated Income Statement at the same time as the underlying transaction occurs. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss held in Other comprehensive income/(loss) is recognized in the Consolidated Income Statement immediately.

•
Hedges of a net investment - if a derivative financial instrument is designated as a hedging instrument for a net investment in a foreign operation, the effective portion of the gain or loss on the derivative financial instrument is recognized in Other comprehensive income/(loss). The cumulative gain or loss is reclassified from Other comprehensive income/(loss) to the Consolidated Income Statement upon disposal of the foreign operation.

Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments to ensure the hedge relationships meet the effectiveness requirements (including the existence of an economic relationship between the hedged item and hedging instrument). The Group enters into hedge relationships where the critical terms of the hedging instrument match closely or exactly with the terms of the hedged item, and so a qualitative assessment of effectiveness is performed. In the event there was a hedge relationship where the critical terms of the hedged item do not match closely or perfectly with the critical terms of the hedging instrument, the Group would perform a quantitative assessment to assess effectiveness.
Ineffectiveness is measured by comparing the cumulative changes in fair value of the hedging instrument and cumulative change in fair value of the hedged item arising from the designated risk. The primary potential sources of hedge ineffectiveness are mismatches in timing or the critical terms of the hedged item and the hedging instrument.
The hedge ratio is the relationship between the quantity of the derivative and the hedged item. The Group’s derivatives have the same underlying quantity as the hedged items, therefore the hedge ratio is expected to be one for one.
If hedge accounting cannot be applied, the gains or losses from the fair value measurement of derivative financial instruments are recognized immediately in the Consolidated Income Statement.
Refer to Note 16, Derivative financial assets and liabilities, for additional information on fair value measurements.

Transfers of financial assets
Transfers of financial assets
The Group derecognizes financial assets when the contractual rights to the cash flows arising from the asset are no longer held or if it transfers substantially all the risks and rewards of ownership of the financial asset. On derecognition of financial assets, the difference between the carrying amount of the asset and the consideration received or receivable for the transfer of the asset is recognized in the Consolidated Income Statement.
The Group transfers certain of its financial, trade and tax receivables, mainly through factoring transactions. Factoring transactions may be either with recourse or without recourse. Certain transfers include deferred payment clauses requiring first loss cover (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), whereby the transferor has priority participation in the losses, or requires a significant exposure to the variability of cash flows arising from the transferred receivables to be retained. These types of transactions do not meet the requirements of IFRS 9 for the derecognition of the assets since the risks and rewards connected with ownership of the financial asset are not substantially transferred, and accordingly the Group continues to recognize these receivables within the Consolidated Statement of Financial Position and recognizes a financial liability for the same amount under Asset-backed financing, which is included within Debt. These types of receivables are classified as held-to-collect, since the business model is consistent with the Group’s continuing recognition of the receivables.

Inventories
Inventories
Raw materials, semi-finished products and finished goods inventories are stated at the lower of cost and net realizable value, with cost being determined on a first-in, first-out (“FIFO”) basis. The measurement of Inventories includes the direct cost of materials and labor as well as indirect costs (variable and fixed). A provision is made for obsolete and slow-moving raw materials, finished goods, spare parts and other supplies based on their expected future use and realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs for sale and distribution.
The measurement of production systems construction contracts is based on the stage of completion, which is determined as the proportion of cost incurred at the balance sheet date over the estimated total contract cost. These items are presented net of progress billings received from customers. Any losses on such contracts are recorded in the Consolidated Income Statement in the period in which they are identified.

Employee benefits
Employee benefits
Defined contribution plans
Costs arising from defined contribution plans are expensed as incurred.
Defined benefit plans
The Group’s net obligations are determined separately for each defined benefit plan by estimating the present value of future benefits that employees have earned and deducting the fair value of any plan assets. The present value of defined benefit obligations is measured using actuarial techniques and actuarial assumptions that are unbiased, mutually compatible and attribute benefits to periods in which the obligation to provide post-employment benefits arise by using the Projected Unit Credit Method. Plan assets are recognized and measured at fair value.
When the net obligation is a potential asset, the recognized amount is limited to the present value of any economic benefits available in the form of future refunds or reductions in future contributions to the plan (asset ceiling).
The components of defined benefit cost are recognized as follows:

•
Service cost is recognized in the Consolidated Income Statement by function and is presented within the relevant line items (Cost of revenues, Selling, general and other costs, and Research and development costs);

•
Net interest expense on the defined benefit liability/(asset) is recognized in the Consolidated Income Statement within Net financial expenses and is determined by multiplying the net liability/(asset) by the discount rate used to discount obligations taking into account the effect of contributions and benefit payments made during the year; and

•
Remeasurement components of the net obligation, which comprise actuarial gains and losses, the return on plan assets (excluding interest income recognized in the Consolidated Income Statement) and any change in the effect of the asset ceiling are recognized immediately in Other comprehensive income/(loss). These remeasurement components are not reclassified to the Consolidated Income Statement in a subsequent period.

Past service costs arising from plan amendments and curtailments and gains and losses on the settlement of a plan are recognized immediately in the Consolidated Income Statement.
Other long term employee benefits
The Group’s obligations represent the present value of future benefits that employees have earned in return for their service. Remeasurement components on other long term employee benefits are recognized in the Consolidated Income Statement in the period in which they arise.

Share-based compensation
Share-based compensation
The Group has several compensation plans that provide for the granting of share-based compensation to certain employees and directors. Share-based compensation plans are accounted for in accordance with IFRS 2 -Share-based Payment, which requires the recognition of share-based compensation expense based on fair value.
For equity-settled transactions, the cost is determined by the fair value at the date when the grant is determined with reference to the grant-date share price and, where applicable, using a Monte Carlo simulation model. Refer to Note 18 -Share-based compensation for further information.
Share-based compensation expense is recognized within Selling, general and other costs within the Consolidated Income Statement, together with a corresponding increase in equity, over the period in which the service and, where applicable, the performance conditions are fulfilled (“vesting period”). The cumulative expense is recognized for equity-settled transactions at each reporting date using the graded vesting method and reflects the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense, or credit, in the Consolidated Income Statement for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.
No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.
When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. Any incremental expense between the original grant and the modified grant, measured at the date of modification, is recognized over the modified vesting terms. Where an award is cancelled by the entity or by the counterparty, any unrecognized element of the fair value of the award is expensed immediately through the Consolidated Income Statement.
For cash-settled transactions, a liability is recognized for the fair value measured initially and at each reporting date up to and including the settlement date. The fair value is expensed over the period until the vesting date, with recognition of a corresponding liability. The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transactions.

Revenue recognition
Revenue recognition
Revenue is recognized when control of our vehicles, services or parts has been transferred and the Group’s performance obligations to our customers have been satisfied. Revenue is measured as the amount of consideration the Group expects to receive in exchange for transferring goods or providing services. The timing of when the Group transfers the goods or services to the customer may differ from the timing of the customer’s payment. The Group recognizes a contract liability when it invoices an amount to a customer prior to the transfer of the goods or services provided. When the Group gives our customers the right to return eligible goods, the Group estimates the expected returns based on an analysis of historical experiences. Sales, value added and other taxes that the Group collects on behalf of others concurrently with revenue generating activities are excluded from revenue and are recognized within the Other liabilities and the Tax liabilities line items in the Consolidated Statement of Financial Position. Incidental items that are immaterial in the context of the contract are recognized as expense.
The Group also enters into contracts with multiple performance obligations. For these contracts, the Group allocates revenue from the transaction price to the distinct goods and services in the contract on a relative standalone selling price basis. To the extent that the Group sells the good or service separately in the same market, the standalone selling price is the observable price at which the Group sells the good or service separately. For all other goods or services, the Group estimates the standalone selling price using a cost-plus-margin approach.
Sales of goods
The Group has determined that our customers from the sale of vehicles and service parts are generally dealers, distributors or fleet customers. Transfer of control, and therefore revenue recognition, generally corresponds to the date when the vehicles or service parts are made available to the customer, or when the vehicles or service parts are released to the carrier responsible for transporting them to the customer. This is also the point at which invoices are issued, with payment for vehicles typically due immediately and payment for service parts typically due in the following month. For component part sales, revenue recognition is consistent with that of service parts. The Group also sells tooling, with control transferring at the point in time when the customer accepts the tooling.
The cost of incentives, if any, is estimated at the inception of a contract at the expected amount that will ultimately be paid and is recognized as a reduction to revenue at the time of the sale. If a vehicle contract transaction has multiple performance obligations, the cost of incentives is allocated entirely to the vehicle as the intent of the incentives is to encourage sales of vehicles. If the estimate of the incentive changes following the sale to the customer, the change in estimate is recognized as an adjustment to revenue in the period of the change. Refer to the Use of estimates - Sales incentives for more information on these programs.
New vehicle sales through Guaranteed Depreciation Program (“GDP”) are recognized as revenue when control of the vehicle transfers to the fleet customer, except in situations where the Group issues a put option for which there is a significant economic incentive to exercise, as discussed below. Upon recognition of the vehicle revenue, the Group establishes a liability equal to the estimated amount of any residual value guarantee.
The Group also sells vehicles where, in addition to guaranteeing the residual value, the contract includes a put option whereby the fleet customer can require the Group to repurchase the vehicles. For these types of arrangements, the Group assesses whether a significant economic incentive exists for the customer to exercise its put option. If the Group determines that a significant economic incentive does not exist for the customer to exercise its put option, then revenue is recognized when control of the vehicle transfers to the fleet customer and a liability is recognized equal to the estimated amount of the residual value guarantee. If the Group determines that a significant economic incentive exists, then the arrangement is accounted for similarly to a repurchase obligation, as described in Lease installments from assets sold with buy-back commitments.
Services provided
When control of a good transfers to the customer prior to the completion of shipping activities for which the Group is responsible, this represents a separate performance obligation for which the shipping revenue is recognized when the shipping service is complete. Other revenues from services provided are primarily comprised of maintenance plans and extended warranties, and also include connectivity services, and are recognized over the contract period in proportion to the costs expected to be incurred based on our historical experience. These services are either included in the selling price of the vehicle or separately priced. Revenue for services is allocated based on the estimated stand-alone selling price. Costs associated with the sale of contracts are deferred and are subsequently amortized to expense consistent with how the related revenue is recognized. The Group had €224 million of deferred service contract costs at December 31, 2019 (€200 million at December 31, 2018) and recognized €68 million of amortization expense during the year ended December 31, 2019 (€88 million during the year ended December 31, 2018).
Contract revenues
Revenue from construction contracts, which is comprised of industrial automation systems, included within “Other activities”, is recognized as revenue over the contract period in proportion to the costs expected to be incurred based on our historical experience. A loss is recognized if the sum of the expected costs for services under the contract exceeds the transaction price.
Lease installments from assets sold with buy-back commitments
Vehicle sales to fleet customers can include a repurchase obligation, whereby the Group is required to repurchase the vehicles at a given point in time. The Group accounts for such sales as an operating lease. Upon the transfer of vehicles to the fleet customer, the Group records a liability equal to the proceeds received within Other liabilities in the Consolidated Statement of Financial Position. The difference between the proceeds received and the guaranteed repurchase amount is recognized as revenue over the contractual term on a straight-line basis. The cost of the vehicle is recorded within Assets sold with a buy-back commitment in the Consolidated Statement of Financial Position and the difference between the cost of the vehicle and the estimated residual value is recognized within Cost of revenues in the Consolidated Income Statement over the contractual term.
Interest income of financial services activities
Interest income, which is primarily generated from the Group by providing dealer and retail financing, is recognized using the effective interest method.

Cost of revenues
Cost of revenues
Cost of revenues comprises expenses incurred in the manufacturing and distribution of vehicles and parts. The most significant element is the cost of materials and components and the remaining costs include labor (consisting of direct and indirect wages), transportation costs, depreciation of property, plant and equipment and amortization of other intangible assets relating to production. In addition, expenses which are directly attributable to the financial services companies, including interest expense related to their financing as a whole and provisions for risks and write-downs of assets, are recorded within Cost of revenues (€48 million, €75 million and €68 million for the years ended December 31, 2019, 2018 and 2017, respectively). Cost of revenues also included €195 million, €293 million and €397 million related to the decrease in value for assets sold with buy-back commitments for the years ended December 31, 2019, 2018 and 2017, respectively. In addition, estimated costs related to product warranty and recall campaigns are recorded within Cost of revenues (refer to the section Use of estimates below for further information).

Government grants
Government Grants
Government grants are recognized in the Consolidated Financial Statements when there is reasonable assurance of the Group's compliance with the conditions for receiving such grants and that the grants will be received. Government grants are recognized as income over the same periods as the related costs which they are intended to offset.
The benefit of a government loan at a below-market rate of interest is treated as a government grant. The benefit of the below-market rate of interest is measured as the difference between the initial carrying amount of the loan (fair value plus transaction costs) and the proceeds received, and it is accounted for in accordance with the policies used for the recognition of government grants.

Taxes
Taxes
Income taxes include all taxes which are based on the taxable profits of the Group. Current and deferred taxes are recognized as a benefit or expense and are included in the Consolidated Income Statement for the period, except for tax arising from (i) a transaction or event which is recognized, in the same or a different period, either in Other comprehensive income/(loss) or directly in Equity, or (ii) a business combination.
Deferred taxes are accounted for under the full liability method. Deferred tax liabilities are recognized for all taxable temporary differences between the carrying amounts of assets or liabilities and their tax base, except to the extent that the deferred tax liabilities arise from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, unless the deferred tax assets arise from the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit.
Deferred tax assets and liabilities are measured at the substantively enacted tax rates in the respective jurisdictions in which the Group operates that are expected to apply to the period when the asset is realized or liability is settled.
The Group recognizes deferred tax liabilities associated with the existence of a subsidiary’s undistributed profits when it is probable that this temporary difference will not reverse in the foreseeable future, except when it is able to control the timing of the reversal of the temporary difference. The Group recognizes deferred tax assets associated with the deductible temporary differences on investments in subsidiaries only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
Deferred tax assets relating to the carry-forward of unused tax losses and tax credits, as well as those arising from deductible temporary differences, are recognized to the extent that it is probable that future profits will be available against which they can be utilized. The Group monitors unrecognized deferred tax assets at each reporting date and recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered. Refer to Use of estimates - Recoverability of deferred tax assets for additional detail.
Current income taxes and deferred taxes are offset when they relate to the same taxation jurisdiction and there is a legally enforceable right of offset. Other taxes not based on income, such as property taxes and capital taxes, are included within Selling, general and other costs.
Refer to New standards and amendments effective January 1, 2019 and Change in accounting policy - IFRIC 23 below for detail on the application of IFRIC 23, Uncertainty over Income Tax Treatment and the related reclassification of prior year comparatives.
Refer to Note 7, Tax expense, for additional information on tax expense and deferred tax assets.

Fair Value Measurement
Fair Value Measurement
Fair value for measurement and disclosure purposes is determined as the consideration that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using a valuation technique. Fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	in the principal market for the asset or liability; or

•	in the absence of a principal market, in the most advantageous market for the asset or liability.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their own economic best interest. A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. In estimating fair value, we use market-observable data to the extent it is available. When market-observable data is not available, we use valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
IFRS 13 - Fair Value Measurement establishes a hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (level 3 inputs). In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy at the lowest level input that is significant to the entire measurement.
Levels used in the hierarchy are as follows:

•
Level 1 inputs include quoted prices (unadjusted) in active markets for identical assets and liabilities that the Group can access at the measurement date. Level 1 primarily consists of financial instruments such as cash and cash equivalents and certain available-for-sale and held-for-trading securities.

•
Level 2 inputs include those which are directly or indirectly observable as of the measurement date. Level 2 instruments include commercial paper and non-exchange-traded derivatives such as over-the-counter currency and commodity forwards, swaps and option contracts, which are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for similar instruments in active markets, quoted prices for identical or similar inputs not in active markets, and observable inputs.

•
Level 3 inputs are unobservable from objective sources in the market and reflect management judgment about the assumptions market participants would use in pricing the instruments. Instruments in this category include non-exchange-traded derivatives such as certain over-the-counter commodity option and swap contracts.

Refer to Note 23, Fair value measurement, for additional information on fair value measurements.

Use of estimates
Use of estimates
The Consolidated Financial Statements are prepared in accordance with IFRS which requires the use of estimates, judgments and assumptions that affect the carrying amount of assets and liabilities, the disclosure of contingent assets and liabilities and the amounts of income and expenses recognized. The estimates and associated assumptions are based on management's best judgment of elements that are known when the financial statements are prepared, on historical experience and on any other factors that are considered to be relevant.
Estimates and underlying assumptions are reviewed by the Group periodically and when circumstances require. Actual results could differ from the estimates, which would require adjustment accordingly. The effects of any changes in estimates are recognized in the Consolidated Income Statement in the period in which the adjustment is made, or in future periods.
Items requiring estimates for which there is a risk that a material difference may arise in the future in respect of the carrying amounts of assets and liabilities are discussed below.
Employee Benefits
The Group provides post-employment benefits for certain of its active employees and retirees, which vary according to the legal, fiscal and economic conditions of each country in which the Group operates and may change periodically. The plans are classified by the Group on the basis of the type of benefit provided as follows: pension benefits, health care and life insurance plans and other post-employment benefits.
Group companies provide certain post-employment benefits, such as pension or health care benefits, to their employees under defined contribution plans whereby the Group pays contributions to public or private plans on a legally mandatory, contractual, or voluntary basis. The Group recognizes the cost for defined contribution plans as incurred and classifies this by function within Cost of revenues, Selling, general and other costs, and Research and development costs in the Consolidated Income Statement.
Pension plans
The Group sponsors both non-contributory and contributory defined benefit pension plans primarily in the U.S. and Canada, the majority of which are funded. Non-contributory pension plans cover certain hourly and salaried employees and the benefits are based on a fixed rate for each year of service. Additionally, contributory benefits are provided to certain salaried employees under the salaried employees’ retirement plans.
The Group’s defined benefit pension plans are accounted for on an actuarial basis, which requires the use of estimates and assumptions to determine the net liability or net asset. The Group estimates the present value of the projected future payments to all participants by taking into consideration parameters of a financial nature such as discount rates, the rate of salary increases and the likelihood of potential future events estimated by using demographic assumptions, which may have an effect on the amount and timing of future payments, such as mortality, dismissal and retirement rates, which are developed to reflect actual and projected plan experience. Mortality rates are developed using our plan-specific populations, recent mortality information published by recognized experts in this field, primarily the U.S. Society of Actuaries and the Canadian Institute of Actuaries, and other data where appropriate to reflect actual and projected plan experience. The expected amount and timing of contributions is based on an assessment of minimum funding requirements. From time to time, contributions are made beyond those that are legally required.
Plan obligations and costs are based on existing retirement plan provisions. Assumptions regarding any potential future changes to benefit provisions beyond those to which the Group is presently committed are not made. Significant differences in actual experience or significant changes in the following key assumption may affect the pension obligations and pension expense:

•
Discount rates. Our discount rates are based on yields of high-quality (AA-rated) fixed income investments for which the timing and amounts of maturities match the timing and amounts of the projected benefit payments.

The effects of actual results differing from assumptions and of amended assumptions are included in Other comprehensive income/(loss). The weighted average discount rates used to determine the defined benefit obligation for the defined benefit plans were 3.3 percent and 4.3 percent at December 31, 2019 and 2018, respectively.
At December 31, 2019, the effect on the defined benefit obligation of a decrease or increase in the discount rate, holding all other assumptions constant, is as follows:

Effect on pension benefit obligation increase/(decrease) in Net liability
( € million)
10 basis point decrease in discount rate	298
10 basis point increase in discount rate	(292)

Refer to Note 19, Employee benefits liabilities, for additional information on the Group’s pension plans.
Other post-employment benefits
The Group provides health care, legal, severance, indemnity life insurance benefits and other post-retirement benefits to certain hourly and salaried employees. Upon retirement, these employees may become eligible for a continuation of certain benefits. Benefits and eligibility rules may be modified periodically.
These other post-employment benefits (“OPEB”) are accounted for on an actuarial basis, which requires the selection of various assumptions. The estimation of the Group’s obligations, costs and liabilities associated with OPEB requires the use of estimates of the present value of the projected future payments to all participants, taking into consideration the likelihood of potential future events estimated by using demographic assumptions, which may have an effect on the amount and timing of future payments, such as mortality, dismissal and retirement rates, which are developed to reflect actual and projected plan experience, as well as legal requirements for retirement in respective countries. Mortality rates are developed using our plan-specific populations, recent mortality information published by recognized experts in this field and other data where appropriate to reflect actual and projected plan experience.
Plan obligations and costs are based on existing plan provisions. Assumptions regarding any potential future changes to benefit provisions beyond those to which the Group is presently committed are not made.
Significant differences in actual experience or significant changes in the following key assumptions may affect the OPEB obligation and expense:

•
Discount rates. Our discount rates are based on yields of high-quality (AA-rated) fixed income investments for which the timing and amounts of maturities match the timing and amounts of the projected benefit payments.

•	Health care cost trends. The Group’s health care cost trend assumptions are developed based on historical cost data, the near-term outlook and an assessment of likely long-term trends.
At December 31, 2019, the effect of a decrease or increase in the key assumptions affecting the health care, life insurance plans and Italian severance indemnity (trattamento di fine rapporto or “TFR”), holding all other assumptions constant, is shown below:

	Effect on health care and life insurance benefit obligation	Effect on the TFR benefit obligation
	(€ million)
10 basis point / (100 basis point for TFR) decrease in discount rate	29	46
10 basis point / (100 basis point for TFR) increase in discount rate	(29)	(40)
100 basis point decrease in health care cost trend rate	(39)	—
100 basis point increase in health care cost trend rate	46	—

Refer to Note 19, Employee benefits liabilities, for additional information on the Group’s OPEB liabilities.
Recoverability of non-current assets with definite useful lives
Non-current assets with definite useful lives include property, plant and equipment, intangible assets and assets held for sale. Intangible assets with definite useful lives mainly consist of capitalized development expenditures primarily related to the North America and EMEA segments. The Group periodically reviews the carrying amount of non-current assets with definite useful lives when events or circumstances indicate that an asset may be impaired. The recoverability of non-current assets with definite useful lives is based on the estimated future cash flows, using the Group’s current business plan, of the CGUs to which the assets relate.
The global automotive industry is experiencing significant change as a result of evolving regulatory requirements for fuel efficiency, greenhouse gas emissions and other tailpipe emissions as well as emerging technology changes, such as electrification and autonomous driving. Our business plan could change in response to these evolving requirements and emerging technologies or in relation to any future business plans or strategies developed as part of partnerships and collaborations. As we continue to assess the potential impacts of these evolving requirements, emerging technologies or future plans and strategies, and of operationalizing and implementing the strategic targets set out in the business plan, including reallocation of our resources, the recoverability of certain of our assets or CGUs may be impacted in future periods. For example, our product development strategies may be affected by regulatory changes as well as changes in the expected costs of implementing electrification, including the cost of batteries. As relevant circumstances change, we expect to adjust our product plans which may result in changes to the expected use of certain of the Group’s vehicle platforms.
These uncertainties could result in either impairments of, or reductions to the expected useful lives of, these platforms, or both. Any change in recoverability would be accounted for at the time such change to the business plan occurs. For the years ended December 31, 2019, 2018 and 2017, the impairment tests performed compared the carrying amount of the assets included in the respective CGUs to their value in use. The value in use of the CGUs was determined using a discounted cash flow methodology based on estimated pre-tax future cash flows attributable to the CGUs and a pre-tax discount rate reflecting a current market assessment of the time value of money and the risks specific to the CGUs.
During the year ended December 31, 2019, impairment losses totaling €1,589 million were recognized. Of the total impairment charges, €1,376 million was recognized in relation to the rationalization of product portfolio plans, primarily for Europe in the A-segment as well as for Alfa Romeo resulted in the recognition of asset impairment charges for certain platforms, composed of €563 million of Property, plant and equipment recognized within Cost of revenues and €813 million of previously capitalized development costs recognized within Research and development costs and excluded from Adjusted EBIT. Of these charges, €435 million relates to the EMEA segment, €148 million relates to the Maserati segment and the remaining €793 million is not allocated to a specific region as the platform assets that have been impaired are used to produce Alfa Romeo vehicles sold in several of our regions.
During the year ended December 31, 2018, impairment losses totaling €297 million were recognized. The most significant component of this impairment loss was in EMEA, primarily resulting from changes in product plans in connection with the 2018-2022 business plan. It was determined that the carrying amount of the CGUs exceeded their value in use and accordingly, an impairment charge of €262 million was recognized in EMEA, €16 million in North America, €11 million in APAC and €8 million in LATAM.
During the year ended December 31, 2017, impairment losses totaling €219 million were recognized. The most significant components of this impairment loss were in EMEA, related to changes in the global product portfolio, and in LATAM, related to product portfolio changes. It was determined that the carrying amount of the CGUs exceeded their value in use and accordingly, an impairment charge of €142 million was recognized in EMEA and €56 million in LATAM. In addition, during the second quarter of 2017, due to the continued deterioration of the economic conditions in Venezuela, certain of FCA Venezuela’s assets were impaired to their fair value using a market approach, resulting in an impairment loss of €21 million.
Recoverability of Goodwill and Intangible assets with indefinite useful lives
In accordance with IAS 36 - Impairment of Assets, goodwill and intangible assets with indefinite useful lives are not amortized and are tested for impairment annually or more frequently if facts or circumstances indicate that the asset may be impaired. Goodwill and intangible assets with indefinite useful lives are allocated to operating segments or to CGUs within the operating segments. The impairment test is performed by comparing the carrying amount (which mainly comprises property, plant and equipment, goodwill, brands and capitalized development expenditures) and the recoverable amount of each CGU or group of CGUs to which Goodwill has been allocated. The recoverable amount of a CGU is the higher of its fair value less costs of disposal and its value in use. The balance of Goodwill and intangible assets with indefinite useful lives recognized by the Group primarily relates to the acquisition of FCA US. Goodwill from the acquisition of FCA US has been allocated to the North America, EMEA, APAC and LATAM operating segments.
Due to the identification of indicators of impairment primarily as a result of rationalization of product portfolio plans, mainly for Europe in the A-segment as well for Alfa Romeo, the goodwill allocated to the EMEA operating segment was tested for impairment at September 30, 2019. Information regarding the allocation of Goodwill between FCA’s reportable segments is provided in Note 9, Goodwill and intangible assets with indefinite useful lives.
The assumptions used in the goodwill impairment test for EMEA as of September 30, 2019, represent management’s best estimate for the period under consideration.

•	The estimate of the recoverable amount for purposes of performing the EMEA goodwill impairment test was determined using value in use at September 30, 2019 and was based on the following assumptions:

◦
The expected future cash flows covering the period from 2019 through 2022. These expected cash flows reflect the current expectations regarding economic conditions and market trends as well as the EMEA specific initiatives for the period 2019 to 2022. These cash flows relate to the EMEA operating segment in its current condition when preparing the financial statements and exclude the estimated cash flows that might arise from future restructuring plans or other structural changes. Key assumptions used in estimating the future cash flows are those related to volumes, sales mix, profit margins, expected conditions regarding market trends and segment, brand and model market share for the respective operating segment over the period considered.

◦
The expected future cash flows include a normalized terminal period to estimate the future result beyond the time period explicitly considered which incorporates a long-term growth rate assumption of 2 percent. The long-term EBIT margins have been set considering the margins incorporated into the business plan, and considering peer profitability commonly achieved in the region in the long-term.

◦
Pre-tax cash flows have been discounted using a pre-tax discount rate which reflects the current market assessment of the time value of money for the period being considered, and the risks related to those cash flows of the Group. The pre-tax Weighted Average Cost of Capital (“WACC”) applied for the EMEA operating segment was 10.8 percent.

The value estimated as described above was determined to be in excess of the carrying amount of the EMEA operating segment. As such, no impairment charge was recognized for the goodwill allocated to the EMEA operating segment for the year ended December 31, 2019.
The goodwill and intangible assets with indefinite useful lives allocated to the other operating segments (North America, LATAM and APAC) were tested for impairment on October 1, 2019, which is the date the Group annually tests goodwill for impairment.
The assumptions used in the impairment test for the regions tested represent management’s best estimate for the period under consideration. The estimate of the recoverable amount for purposes of performing the annual impairment test for each of the operating segments was determined using value in use for the year ended December 31, 2019 (fair value less costs of disposal for the year ended December 31, 2018) and was based on the following assumptions:

•
The expected future cash flows covering the period from 2019 through 2022. These expected cash flows reflect the current expectations regarding economic conditions and market trends as well as the Group’s initiatives for the period 2019 to 2022. These cash flows relate to the respective CGUs in their current condition when preparing the financial statements and exclude the estimated cash flows that might arise from restructuring plans or other structural changes. Volumes and sales mix used for estimating the future cash flow are based on assumptions that are considered reasonable and sustainable and represent the best estimate of expected conditions regarding market trends and segment, brand and model share for the respective operating segment over the period considered. With regards to:

◦
The APAC operating segment, for the year ended December 31, 2018, expected future cash flows were sensitive to certain assumptions, primarily the expected margins for the terminal period, such that a reduction of 0.7 percent at December 31, 2018 in the margin for the terminal period would have reduced the fair value down to its carrying amount. While the assumptions used were considered reasonable and achievable and represented the best estimate of expected conditions in the operating segment, management has been and continues to be actively implementing measures to improve operating results by addressing commercial performance and cost structure to allow the achievement of the expected margins and cash flow in APAC. During 2019, the APAC region has become less sensitive to changes in the terminal period EBIT Margin as a result of ongoing actions FCA is taking to improve the competitiveness of its business in China. However, the recoverability of the assets within the APAC region are dependent upon achieving profitable results, which have not been achieved in recent periods.

◦
The LATAM operating segment, for the year ended December 31, 2019, expected future cash flows have become sensitive to the expected margins for the terminal period taking into consideration the expectations for the region as well as the economic uncertainties in Argentina, such that a reduction of 90 basis points in the margin for the terminal period would reduce the recoverable value down to its carrying amount. The expected future cash flows include the extension of certain tax benefits through 2025 and other government grants, which were signed into law in Brazil during the fourth quarter of 2018.

•
The expected future cash flows include a normalized terminal period to estimate the future result beyond the time period explicitly considered which incorporates a long-term growth rate assumption of 2 percent. The long-term EBIT margins have been set considering historical margins, the margins incorporated into the five-years plan, and other market data, as adjusted for the stage in the economic cycle of the regions and any specific circumstances (for example, in LATAM, the long-term EBIT margin has been adjusted to assume no extension of the Brazilian tax benefits beyond 2025).

•
For the year ended December 31, 2019, pre-tax cash flows have been discounted using a pre-tax discount rate which reflects the current market assessment of the time value of money for the period being considered and the risks specific to the operating segment and cash flows under consideration. The pre-tax WACC ranged from approximately 9.8 percent to approximately 15.4 percent. The pre-tax WACC was calculated using the Capital Asset Pricing Model technique.

The values estimated as described above were determined to be in excess of the carrying amount for each operating segment to which Goodwill has been allocated. As such, no impairment charges were recognized for Goodwill and Intangible assets with indefinite useful lives for the year ended December 31, 2019.
There were no impairment charges resulting from the impairment tests performed for the years ended December 31, 2018 and 2017.
Recoverability of deferred tax assets
Deferred tax assets are recognized to the extent that it is probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized. The recoverability of deferred tax assets is dependent on the Group’s ability to generate sufficient future taxable income in the period in which it is assumed that the deductible temporary differences reverse and tax losses carried forward can be utilized. In making this assessment, the Group considers future taxable income arising based on the most recent business plan. Moreover, the Group estimates the impact of the reversal of taxable temporary differences on earnings and it also considers the period over which these deferred tax assets could be recovered. The estimates and assumptions used in the assessment are subject to uncertainty especially as it relates to the Group’s future performance as compared to the business plan, particularly in LATAM and EMEA. Therefore, changes in current estimates due to unanticipated events could have a significant impact on our Consolidated Financial Statements. Refer to Note 7, Tax expense for additional detail.
Sales incentives
The Group records the estimated cost of sales incentive programs offered to dealers and consumers as a reduction to revenue at the time of sale to the dealer. This estimated cost represents the incentive programs offered to dealers and consumers, as well as the expected modifications to these programs in order to facilitate sales of the dealer inventory. Subsequent adjustments to sales incentive programs related to vehicles previously sold to dealers are recognized as an adjustment to Net revenues in the period the adjustment is determinable.
The Group uses price discounts to adjust vehicle pricing in response to a number of market and product factors, including pricing actions and incentives offered by competitors, economic conditions, the amount of excess industry production capacity, the intensity of market competition, consumer demand for the product and the desire to support promotional campaigns. The Group may offer a variety of sales incentive programs at any given point in time, including cash offers to dealers and consumers and subvention programs offered to customers, or lease subsidies, which reduce the retail customer’s monthly lease payment or cash due at the inception of the financing arrangement, or both. Sales incentive programs are generally brand, model and region specific for a defined period of time.
Multiple factors are used in estimating the future incentive expense by vehicle line, including the current incentive programs in the market, planned promotional programs and the normal incentive escalation incurred as the model year ages. The estimated incentive rates are reviewed monthly and changes to planned rates are adjusted accordingly, thereby impacting revenues. As there are a multitude of inputs affecting the calculation of the estimate for sales incentives, an increase or decrease of any of these variables could have a significant effect on Net revenues.
Product warranties, recall campaigns and product liabilities
The Group establishes reserves for product warranties at the time the related sale is recognized. The Group issues various types of product warranties under which the performance of products delivered is generally guaranteed for a certain period or term. The accrual for product warranties includes the expected costs of warranty obligations imposed by law or contract, as well as the expected costs for policy coverage, recall actions and buyback commitments. The estimated future costs of these actions are principally based on assumptions regarding the lifetime warranty costs of each vehicle line and each model year of that vehicle line, as well as historical claims experience for the Group’s vehicles. In addition, the number and magnitude of additional service actions expected to be approved and policies related to additional service actions are taken into consideration. Due to the uncertainty and potential volatility of these estimated factors, changes in the assumptions used could materially affect the results of operations.
The Group periodically initiates voluntary service and recall actions to address various customer satisfaction as well as safety and emissions issues related to vehicles sold. Included in the reserve is the estimated cost of these service and recall actions. In North America, we accrue estimated costs for recalls at the time of sale, which are based on historical claims experience as well as an additional actuarial analysis that gives greater weight to the more recent calendar year trends in recall campaign activity. In other regions and sectors, however, there generally is not sufficient historical data to support the application of an actuarial-based estimation technique. As a result, estimated recall costs for the other regions and sectors are accrued at the time when they are probable and reasonably estimable, which typically occurs once a specific recall campaign is approved and is announced.
Estimates of the future costs of these actions are subject to numerous uncertainties, including the enactment of new laws and regulations, the number of vehicles affected by a service or recall action and the nature of the corrective action. It is reasonably possible that the ultimate cost of these service and recall actions may require the Group to make expenditures in excess of (or less than) established reserves over an extended period of time and in a range of amounts that cannot be reasonably estimated. The estimate of warranty and additional service and recall action obligations is periodically reviewed during the year. Experience has shown that initial data for any given model year can be volatile; therefore, our process relies upon long-term historical averages until sufficient data is available. As actual experience becomes available, it is used to modify the historical averages to ensure that the forecast is within the range of likely outcomes. Resulting accruals are then compared with current spending rates to ensure that the balances are adequate to meet expected future obligations.
In addition, the Group makes provisions for estimated product liability costs arising from property damage and personal injuries including wrongful death, and potential exemplary or punitive damages alleged to be the result of product defects. By nature, these costs can be infrequent, difficult to predict and have the potential to vary significantly in amount. The valuation of the reserve is actuarially determined on an annual basis based on, among other factors, the number of vehicles sold and product liability claims incurred. Costs associated with these provisions are recorded in the Consolidated Income Statement and any subsequent adjustments are recorded in the period in which the adjustment is determined.
Litigation
Various legal proceedings, claims and governmental investigations are pending against the Group on a wide range of topics, including vehicle safety, emissions and fuel economy, competition, tax and securities matters, alleged violations of law, labor, dealer, supplier and other contractual relationships, intellectual property rights, product warranties and environmental matters. Some of these proceedings allege defects in specific component parts or systems (including airbags, seats, seat belts, brakes, ball joints, transmissions, engines and fuel systems), in various vehicle models or allege general design defects relating to vehicle handling and stability, sudden unintended movement or crashworthiness. These proceedings seek recovery for damage to property, personal injuries or wrongful death and in some cases include a claim for exemplary or punitive damages. Adverse decisions in one or more of these proceedings could require the Group to pay substantial damages, or undertake service actions, recall campaigns or other costly actions.
Litigation is subject to many uncertainties, and the outcome of individual matters is not predictable with assurance. Moreover, the cases and claims against the Group are often derived from complex legal issues that are subject to differing degrees of uncertainty, including the facts and circumstances of each particular case, the manner in which the applicable law is likely to be interpreted and applied and the jurisdiction and the different laws involved. A provision is established in connection with pending or threatened litigation if it is probable there will be an outflow of funds and when the amount can be reasonably estimated. If an outflow of funds becomes probable, but the amount cannot be estimated, the matter is disclosed in the notes to the Consolidated Financial Statements. Since these provisions represent estimates, the resolution of some of these matters could require the Group to make payments in excess of the amounts accrued or may require the Group to make payments in an amount or range of amounts that could not be reasonably estimated.
The Group monitors the status of pending legal proceedings and consults with experts on legal and tax matters on a regular basis. As such, the provisions for the Group’s legal proceedings and litigation may vary as a result of future developments in pending matters.

New standards and amendments effective from January 1, 2019
2019
IFRS 16 - Leases
The cumulative effect of the changes made to our Consolidated Statement of Financial Position as of January 1, 2019 for the adoption of IFRS 16 is as follows:

(€ million)	At December 31, 2018 (as previously reported)(1)	IFRS 16 Adoption Effect	At January 1, 2019 (as adjusted)
Assets
Non-current assets
Property, plant and equipment	€26,307	€1,069	€27,376
Prepaid expenses and other assets	266	(3)	263
Non-current assets not impacted by IFRS 16 adoption	32,008	—	32,008
Total Non-current assets	58,581	1,066	59,647
Current assets
Prepaid expenses and other assets	418	(2)	416
Assets held for sale	4,801	261	5,062
Current assets not impacted by IFRS 16 adoption	33,073	—	33,073
Total Current assets	38,292	259	38,551
Total Assets	€96,873	€1,325	€98,198

Equity
Total Equity	€24,903	€—	€24,903

Liabilities
Non-current liabilities
Long-term debt(1)	8,667	903	9,570
Other liabilities	2,452	(3)	2,449
Non-current liabilities not impacted by IFRS 16 adoption	14,377	—	14,377
Total Non-current liabilities	25,496	900	26,396
Current liabilities
Short-term debt and current portion of long-term debt(2)	5,861	166	6,027
Other liabilities	7,057	(2)	7,055
Liabilities held for sale	2,931	261	3,192
Current liabilities not impacted by IFRS 16 adoption	30,625	—	30,625
Total Current liabilities	46,474	425	46,899
Total Equity and liabilities	€96,873	€1,325	€98,198
________________________________________________________________________________________________________________________________________________
(1) Refer to Change in accounting policy - IFRIC 23 below for detail on the reclassification of the 2018 comparative.
(2) Amounts at December 31, 2018, include €261 million of finance lease liabilities previously recognized in accordance with IAS 17. Refer to Note 21, Debt.
As a result of the adoption of IFRS 16, the Group will recognize deferred tax assets and liabilities arising on lease liabilities and right-of-use assets, respectively, which largely offset. The net impact to deferred tax assets on adoption as at January 1, 2019 was nil. The net deferred tax impact for the year ended December 31, 2019 is immaterial.
IFRS 16 requires lessees to recognize assets and liabilities under an on-balance sheet model that is similar to finance lease accounting under IAS 17. IFRS 16 is effective from January 1, 2019 (the date of adoption). The Group adopted IFRS 16 using the modified retrospective approach, with the cumulative effect of initially applying the standard recognized as an adjustment to the Group’s opening equity balance on January 1, 2019, which was nil. The comparative period has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2019.
Transition
The following practical expedients have been made upon transition to IFRS 16:

•	Contracts that were previously identified as leases by applying IAS 17 and IFRIC 4, Determining whether an Arrangement contains a Lease, have not been re-assessed under IFRS 16.

•	For leases with a remaining lease term less than 12 months from the date of adoption, or leases of low-value assets, we have not recognized right-of-use assets and lease liabilities.

•
A single discount rate was applied to portfolios of leases with similar characteristics at the date of adoption. Lease liabilities were discounted at their respective incremental borrowing rates as at January 1, 2019 and the weighted average of the discount rates used was 5.7 percent.

•	In measuring the right-of-use assets at the date of adoption, the initial direct costs were excluded.
For leases classified as finance leases under IAS 17, the carrying amounts of the right-of-use assets and lease liabilities at January 1, 2019 were determined as the carrying amounts of the lease assets and lease liabilities under IAS 17 immediately before that date.
As IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, where FCA is a lessor, we continue to classify our leases as operating leases or finance leases and account for them accordingly.
The following reconciliation to the opening balance for the lease liabilities as at January 1, 2019 is based upon the operating lease obligations as at December 31, 2018 (excluding discontinued operations):

(€ million)
Future lease obligations as at December 31, 2018(1)	€1,642
Recognition exemption for:
Short-term leases	(102)
Leases of low-value assets	(27)
Gross lease liabilities at January 1, 2019	1,513
Effect of discounting using the incremental borrowing rate at January 1, 2019	(444)
Present value of lease liabilities at January 1, 2019	1,069
Present value of finance lease liabilities under IAS 17 at December 31, 2018	261
Lease liabilities as a result of the initial application of IFRS 16 as at January 1, 2019	€1,330
________________________________________________________________________________________________________________________________________________
(1) Includes future minimum lease payments under non-cancellable lease contracts of €1,027 million and extension and termination options reasonably certain to be exercised of €615 million.
Leases (policy applicable from January 1, 2019)
As a Lessee
At the inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
This policy is applied to contracts entered into, or modified, on or after January 1, 2019.
At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices. Except for real estate properties, the Group has elected not to separate non-lease components and will account for the lease and non-lease components as a single lease component.
Right-of-use asset
The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or restore the underlying asset or the site on which it is located, less any lease incentives received.
The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful life of the right-to-use asset is determined based on the nature of the asset, taking into consideration the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain corresponding remeasurements of the lease liability.
Lease liability
The lease liability is initially measured at the present value of the lease payments that have not been paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate. The incremental borrowing rate is determined considering macro-economic factors such as the risk free rate based on the relevant currency and term, as well as FCA specific factors contributing to FCA’s credit spread, including the impact of security. The Group primarily uses the incremental borrowing rate as the discount rate for its lease liabilities.
Lease payments used to measure the lease liability include the following, if appropriate:

•	fixed payments, including in-substance fixed payments;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate applicable as at the commencement date;

•	amounts expected to be payable under a residual value guarantee;

•	if reasonably certain to exercise, the exercise price under a purchase option, or lease payments in an optional renewal period; and

•	penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.
The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group's estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Group presents right-of-use assets that do not meet the definition of investment property in Property, plant and equipment and lease liabilities in Long-term debt and Short-term debt and current portion of long-term debt in the Consolidated Statement of Financial Position.
The Group has elected to not recognize right-of-use assets and lease liabilities for short-term leases and low-value leases for all classes of leased assets. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
As a Lessor
When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.
To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all the risks and rewards incidental to ownership of the underlying asset. If the risks and rewards are substantially transferred, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
Effect of IFRS 16
Refer to Note 8, Other information by nature, Note 11, Property, plant and equipment, Note 21, Debt and Note 29, Explanatory notes to the Consolidated Statement of Cash Flows for additional detail on amounts recognized in accordance with IFRS 16.
Refer to Note 3, Scope of consolidation for detail on amounts relating to discontinued operations.
Other new standards and amendments
New standards and amendments effective January 1, 2019
IFRS 16 - Leases
The cumulative effect of the changes made to our Consolidated Statement of Financial Position as of January 1, 2019 for the adoption of IFRS 16 is as follows:

(€ million)	At December 31, 2018 (as previously reported)(1)	IFRS 16 Adoption Effect	At January 1, 2019 (as adjusted)
Assets
Non-current assets
Property, plant and equipment	€26,307	€1,069	€27,376
Prepaid expenses and other assets	266	(3)	263
Non-current assets not impacted by IFRS 16 adoption	32,008	—	32,008
Total Non-current assets	58,581	1,066	59,647
Current assets
Prepaid expenses and other assets	418	(2)	416
Assets held for sale	4,801	261	5,062
Current assets not impacted by IFRS 16 adoption	33,073	—	33,073
Total Current assets	38,292	259	38,551
Total Assets	€96,873	€1,325	€98,198

Equity
Total Equity	€24,903	€—	€24,903

Liabilities
Non-current liabilities
Long-term debt(1)	8,667	903	9,570
Other liabilities	2,452	(3)	2,449
Non-current liabilities not impacted by IFRS 16 adoption	14,377	—	14,377
Total Non-current liabilities	25,496	900	26,396
Current liabilities
Short-term debt and current portion of long-term debt(2)	5,861	166	6,027
Other liabilities	7,057	(2)	7,055
Liabilities held for sale	2,931	261	3,192
Current liabilities not impacted by IFRS 16 adoption	30,625	—	30,625
Total Current liabilities	46,474	425	46,899
Total Equity and liabilities	€96,873	€1,325	€98,198
________________________________________________________________________________________________________________________________________________
(1) Refer to Change in accounting policy - IFRIC 23 below for detail on the reclassification of the 2018 comparative.
(2) Amounts at December 31, 2018, include €261 million of finance lease liabilities previously recognized in accordance with IAS 17. Refer to Note 21, Debt.
As a result of the adoption of IFRS 16, the Group will recognize deferred tax assets and liabilities arising on lease liabilities and right-of-use assets, respectively, which largely offset. The net impact to deferred tax assets on adoption as at January 1, 2019 was nil. The net deferred tax impact for the year ended December 31, 2019 is immaterial.
IFRS 16 requires lessees to recognize assets and liabilities under an on-balance sheet model that is similar to finance lease accounting under IAS 17. IFRS 16 is effective from January 1, 2019 (the date of adoption). The Group adopted IFRS 16 using the modified retrospective approach, with the cumulative effect of initially applying the standard recognized as an adjustment to the Group’s opening equity balance on January 1, 2019, which was nil. The comparative period has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2019.
Transition
The following practical expedients have been made upon transition to IFRS 16:

•	Contracts that were previously identified as leases by applying IAS 17 and IFRIC 4, Determining whether an Arrangement contains a Lease, have not been re-assessed under IFRS 16.

•	For leases with a remaining lease term less than 12 months from the date of adoption, or leases of low-value assets, we have not recognized right-of-use assets and lease liabilities.

•
A single discount rate was applied to portfolios of leases with similar characteristics at the date of adoption. Lease liabilities were discounted at their respective incremental borrowing rates as at January 1, 2019 and the weighted average of the discount rates used was 5.7 percent.

•	In measuring the right-of-use assets at the date of adoption, the initial direct costs were excluded.
For leases classified as finance leases under IAS 17, the carrying amounts of the right-of-use assets and lease liabilities at January 1, 2019 were determined as the carrying amounts of the lease assets and lease liabilities under IAS 17 immediately before that date.
As IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, where FCA is a lessor, we continue to classify our leases as operating leases or finance leases and account for them accordingly.
The following reconciliation to the opening balance for the lease liabilities as at January 1, 2019 is based upon the operating lease obligations as at December 31, 2018 (excluding discontinued operations):

(€ million)
Future lease obligations as at December 31, 2018(1)	€1,642
Recognition exemption for:
Short-term leases	(102)
Leases of low-value assets	(27)
Gross lease liabilities at January 1, 2019	1,513
Effect of discounting using the incremental borrowing rate at January 1, 2019	(444)
Present value of lease liabilities at January 1, 2019	1,069
Present value of finance lease liabilities under IAS 17 at December 31, 2018	261
Lease liabilities as a result of the initial application of IFRS 16 as at January 1, 2019	€1,330
________________________________________________________________________________________________________________________________________________
(1) Includes future minimum lease payments under non-cancellable lease contracts of €1,027 million and extension and termination options reasonably certain to be exercised of €615 million.
Leases (policy applicable from January 1, 2019)
As a Lessee
At the inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
This policy is applied to contracts entered into, or modified, on or after January 1, 2019.
At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices. Except for real estate properties, the Group has elected not to separate non-lease components and will account for the lease and non-lease components as a single lease component.
Right-of-use asset
The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or restore the underlying asset or the site on which it is located, less any lease incentives received.
The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful life of the right-to-use asset is determined based on the nature of the asset, taking into consideration the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain corresponding remeasurements of the lease liability.
Lease liability
The lease liability is initially measured at the present value of the lease payments that have not been paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate. The incremental borrowing rate is determined considering macro-economic factors such as the risk free rate based on the relevant currency and term, as well as FCA specific factors contributing to FCA’s credit spread, including the impact of security. The Group primarily uses the incremental borrowing rate as the discount rate for its lease liabilities.
Lease payments used to measure the lease liability include the following, if appropriate:

•	fixed payments, including in-substance fixed payments;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate applicable as at the commencement date;

•	amounts expected to be payable under a residual value guarantee;

•	if reasonably certain to exercise, the exercise price under a purchase option, or lease payments in an optional renewal period; and

•	penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.
The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group's estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Group presents right-of-use assets that do not meet the definition of investment property in Property, plant and equipment and lease liabilities in Long-term debt and Short-term debt and current portion of long-term debt in the Consolidated Statement of Financial Position.
The Group has elected to not recognize right-of-use assets and lease liabilities for short-term leases and low-value leases for all classes of leased assets. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
As a Lessor
When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.
To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all the risks and rewards incidental to ownership of the underlying asset. If the risks and rewards are substantially transferred, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
Effect of IFRS 16
Refer to Note 8, Other information by nature, Note 11, Property, plant and equipment, Note 21, Debt and Note 29, Explanatory notes to the Consolidated Statement of Cash Flows for additional detail on amounts recognized in accordance with IFRS 16.
Refer to Note 3, Scope of consolidation for detail on amounts relating to discontinued operations.
Other new standards and amendments
The following amendments and interpretations, which were effective from January 1, 2019, were adopted by the Group. The adoption of these amendments did not have a material impact on the Consolidated Financial Statements.

•
In June 2017, the IASB issued IFRIC Interpretation 23 - Uncertainty over Income Tax Treatment, (the “Interpretation”), which clarifies application of recognition and measurement requirements in IAS 12 - Income Taxes when there is uncertainty over income tax treatments. The Interpretation specifically addresses the following: (i) whether an entity considers uncertain tax treatments separately, (ii) the assumptions an entity makes about the examination of tax treatments by taxation authorities, (iii) how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and (iv) how an entity considers changes in facts and circumstances. The Interpretation does not add any new disclosure requirements, however it highlights the existing requirements in IAS 1 - Presentation of Financial Statements, related to disclosure of judgments, information about the assumptions made and other estimates and disclosures of tax-related contingencies within IAS 12 - Income Taxes. The Group applied IFRIC 23 from January 1, 2019 under the retrospective approach with no impact to equity on the date of initial application.

In September 2019, the IFRIC finalized its agenda decision regarding the presentation of liabilities or assets related to uncertain tax treatments which have been recognized through applying IFRIC 23. The agenda decision concluded that uncertain tax liabilities should be presented as current tax liabilities, or deferred tax liabilities, and uncertain tax assets as current tax assets, or deferred tax assets. Refer to Change in accounting policy - IFRIC 23 below.

•
In October 2017, the IASB issued Prepayment Features with Negative Compensation (Amendments to IFRS 9), allowing companies to measure particular prepayable financial assets with so-called negative compensation at amortized cost or at fair value through other comprehensive income if a specified condition is met, instead of at fair value through profit or loss.

•
In October 2017, the IASB issued Long-term interests in associates and joint ventures (Amendments to IAS 28), which clarifies that companies account for long-term interests in an associate or joint venture, to which the equity method is not applied, using IFRS 9.

•
In December 2017, the IASB issued Annual Improvements to IFRSs 2015-2017, a series of amendments to IFRSs in response to issues raised mainly on IFRS 3 - Business Combinations, which clarifies that a company remeasure its previously held interest in a joint operation when it obtains control of the business, on IFRS 11 - Joint Arrangements, a company does not remeasure its previously held interest in a joint operation when it obtains joint control of the business, on IAS 12 - Income Taxes, which clarifies that all income tax consequences of dividends (i.e. distribution of profits) should be recognized in profit or loss, regardless of how the tax arises, and on IAS 23 - Borrowing Costs, which clarifies that a company treats as part of general borrowing any borrowing originally made to develop an asset when the asset is ready for its intended use or sale.

•
In February 2018, the IASB issued Plan Amendment, Curtailment or Settlement (Amendments to IAS 19) which specifies how companies determine pension expenses when changes to a defined benefit pension plan occur. IAS 19 - Employee Benefits specifies how a company accounts for a defined benefit plan. When a change to a plan-an amendment, curtailment or settlement-takes place, IAS 19 requires a company to remeasure its net defined benefit liability or asset. The amendments require a company to use the updated assumptions from this remeasurement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. The amendments are effective for plan amendments, curtailments or settlements occurring on or after the beginning of the first annual reporting period that begins on or after January 1, 2019.

New standards and amendments effective January 1, 2019
IFRS 16 - Leases
The cumulative effect of the changes made to our Consolidated Statement of Financial Position as of January 1, 2019 for the adoption of IFRS 16 is as follows:

(€ million)	At December 31, 2018 (as previously reported)(1)	IFRS 16 Adoption Effect	At January 1, 2019 (as adjusted)
Assets
Non-current assets
Property, plant and equipment	€26,307	€1,069	€27,376
Prepaid expenses and other assets	266	(3)	263
Non-current assets not impacted by IFRS 16 adoption	32,008	—	32,008
Total Non-current assets	58,581	1,066	59,647
Current assets
Prepaid expenses and other assets	418	(2)	416
Assets held for sale	4,801	261	5,062
Current assets not impacted by IFRS 16 adoption	33,073	—	33,073
Total Current assets	38,292	259	38,551
Total Assets	€96,873	€1,325	€98,198

Equity
Total Equity	€24,903	€—	€24,903

Liabilities
Non-current liabilities
Long-term debt(1)	8,667	903	9,570
Other liabilities	2,452	(3)	2,449
Non-current liabilities not impacted by IFRS 16 adoption	14,377	—	14,377
Total Non-current liabilities	25,496	900	26,396
Current liabilities
Short-term debt and current portion of long-term debt(2)	5,861	166	6,027
Other liabilities	7,057	(2)	7,055
Liabilities held for sale	2,931	261	3,192
Current liabilities not impacted by IFRS 16 adoption	30,625	—	30,625
Total Current liabilities	46,474	425	46,899
Total Equity and liabilities	€96,873	€1,325	€98,198
________________________________________________________________________________________________________________________________________________
(1) Refer to Change in accounting policy - IFRIC 23 below for detail on the reclassification of the 2018 comparative.
(2) Amounts at December 31, 2018, include €261 million of finance lease liabilities previously recognized in accordance with IAS 17. Refer to Note 21, Debt.

Description of accounting policy for leases
Leases (policy applicable from January 1, 2019)
As a Lessee
At the inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
This policy is applied to contracts entered into, or modified, on or after January 1, 2019.
At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices. Except for real estate properties, the Group has elected not to separate non-lease components and will account for the lease and non-lease components as a single lease component.
Right-of-use asset
The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or restore the underlying asset or the site on which it is located, less any lease incentives received.
The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful life of the right-to-use asset is determined based on the nature of the asset, taking into consideration the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain corresponding remeasurements of the lease liability.
Lease liability
The lease liability is initially measured at the present value of the lease payments that have not been paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate. The incremental borrowing rate is determined considering macro-economic factors such as the risk free rate based on the relevant currency and term, as well as FCA specific factors contributing to FCA’s credit spread, including the impact of security. The Group primarily uses the incremental borrowing rate as the discount rate for its lease liabilities.
Lease payments used to measure the lease liability include the following, if appropriate:

•	fixed payments, including in-substance fixed payments;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate applicable as at the commencement date;

•	amounts expected to be payable under a residual value guarantee;

•	if reasonably certain to exercise, the exercise price under a purchase option, or lease payments in an optional renewal period; and

•	penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.
The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group's estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Group presents right-of-use assets that do not meet the definition of investment property in Property, plant and equipment and lease liabilities in Long-term debt and Short-term debt and current portion of long-term debt in the Consolidated Statement of Financial Position.
The Group has elected to not recognize right-of-use assets and lease liabilities for short-term leases and low-value leases for all classes of leased assets. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
As a Lessor
When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.
To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all the risks and rewards incidental to ownership of the underlying asset. If the risks and rewards are substantially transferred, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.

New standards, amendments and interpretations not yet effective
New standards and amendments not yet effective
The following new standards and amendments were issued by the IASB. We will comply with the relevant guidance no later than their respective effective dates:

•
In May 2017, the IASB issued IFRS 17 - Insurance Contracts (“IFRS 17”), which replaces IFRS 4 - Insurance Contracts. IFRS 17 requires all insurance contracts to be accounted for in a consistent manner and insurance obligations to be accounted for using current values, instead of historical cost. The new standard requires current measurement of the future cash flows and the recognition of profit over the period that services are provided under the contract. IFRS 17 also requires entities to present insurance service results (including presentation of insurance revenue) separately from insurance finance income or expenses, and requires an entity to make an accounting policy choice of whether to recognize all insurance finance income or expenses in profit or loss or to recognize some of those income or expenses in other comprehensive income. The standard is effective for annual periods beginning on or after January 1, 2021 with earlier adoption permitted. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.

•
In October 2018, the IASB issued amendments to IFRS 3 - Business Combinations which change the definition of a business to enable entities to determine whether an acquisition is a business combination or an asset acquisition. The amendments are effective for annual periods beginning on or after January 1, 2020 with earlier adoption permitted. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.

•
In October 2018, the IASB issued amendments to its definition of material in IAS 1, Presentation of Financial Statements and IAS 8, Accounting Policies, Changes in Accounting Estimates clarifying the definition of materiality to aid in application. The amendments are effective for annual periods beginning on or after January 1, 2020 with earlier adoption permitted. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.

•
In September 2019, the IASB issued Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7), which modifies some specific hedge accounting requirements to provide relief from the potential effects of uncertainty caused by IBOR reform. In addition, the amendments require companies to provide additional information to investors about hedging relationships directly affected by these uncertainties. The amendment is effective for annual periods beginning on or after January 1, 2020, with earlier adoption permitted. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.

Disclosure of voluntary change in accounting policy
As a result of the implementation of IFRIC 23 and the agenda decision issued by the IFRIC in September 2019, the Group has changed its accounting policy in respect of the classification of uncertain tax positions, to present uncertain tax liabilities as current tax liabilities and uncertain tax assets as current tax assets. In accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, the Group has retrospectively reclassified its comparatives for 2018 and 2017, reclassifying amounts previously recorded within Provisions to Tax liabilities (previously reported as Tax payables). There was no impact on the Consolidated Income Statements for the years ended December 31, 2018 or 2017 as a result of this change.
CONSOLIDATED STATEMENT OF FINANCIAL POSITION

	At December 31, 2018 (as previously reported)	Adjustment	At December 31, 2018 (as reclassified)
	(€ million)
Provisions	€5,561	€(148)	€5,413
Tax liabilities	1	148	149
Non-current liabilities not impacted by reclassification	19,934	—	19,934
Total Non-current liabilities	€25,496	€—	€25,496

Provisions	€10,483	€(89)	€10,394
Tax liabilities	114	89	203
Current liabilities not impacted by reclassification	35,877	—	35,877
Total Current liabilities	€46,474	€—	€46,474

	At December 31, 2017 (as previously reported(1)	Adjustment(2)	At December 31, 2017 (as reclassified)
	(€ million)
Provisions	€5,770	€(240)	€5,530
Tax liabilities	74	240	314
Non-current liabilities not impacted by reclassification	22,199	—	22,199
Total Non-current liabilities	€28,043	€—	€28,043

Provisions	€9,009	€(39)	€8,970
Tax liabilities	309	39	348
Current liabilities not impacted by reclassification	37,951	—	37,951
Total Current liabilities	€47,269	€—	€47,269

	At January 1, 2017 (as previously reported)(1)	Adjustment(2)	At January 1, 2017 (as reclassified)
	(€ million)
Provisions	€6,520	€(194)	€6,326
Tax liabilities	25	194	219
Non-current liabilities not impacted by reclassification	28,976	—	28,976
Total Non-current liabilities	€35,521	€—	€35,521

Provisions	€9,317	€(18)	€9,299
Tax liabilities	162	18	180
Current liabilities not impacted by reclassification	39,990	—	39,990
Total Current liabilities	€49,469	€—	€49,469
______________________________________________________________________________________________________________________________
(1) All amounts include Magneti Marelli.
(2) Total adjustments related to Magneti Marelli amounted to €52 million at December 31, 2017 and €43 million at January 1, 2017.
CONSOLIDATED STATEMENT OF CASH FLOWS

	For the year ended December 31, 2018 (as previously reported)	Adjustment	For the year ended December 31, 2018 (as reclassified)
	(€ million)
Change in provisions	€913	€(71)	€842
Change in other liabilities, payables and receivables(1)	(1,284)	71	(1,213)
Cash flows from operating activities - discontinued operations	484	—	484
Cash flows from operating activities - continuing operations not impacted by reclassification	9,835	—	9,835
Total Cash flows from operating activities	€9,948	€—	€9,948

	For the year ended December 31, 2017 (as previously reported)	Adjustment	For the year ended December 31, 2017 (as reclassified)
	(€ million)
Change in provisions	€545	€(81)	€464
Change in other liabilities, payables and receivables(1)	277	81	358
Cash flows from operating activities - discontinued operations	705	—	705
Cash flows from operating activities - continuing operations not impacted by reclassification	8,858	—	8,858
Total Cash flows from operating activities	€10,385	€—	€10,385

______________________________________________________________________________________________________________________________
(1) Previously reported as Change in other payables and receivables